Document and Entity Information	Jul. 11, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001838615
Document Type	8-K
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	AlTi Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	396-5904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ALTI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false